ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014
Changes in accumulated other comprehensive income by component
Beginning balance, gross					$ (53,584)	$ 1,404	$ 39,879	$ (117,827)	$ (22,847)
Tax asset (liability)					3,656	4,668	6,769	3,860	4,376
Beginning balance, net of tax	$ (113,967)	$ (18,471)	$ (49,928)	$ 6,072	6,072	46,648
Other comprehensive income before reclassifications	18,666	23,187	(47,215)	(2,167)	(59,599)	(44,932)
Amounts reclassified from accumulated other comprehensive income	652	1,611	2,290	2,714	4,610	6,457
Tax effects	(269)	(517)	(65)	(809)	(1,011)	(2,101)
Total other comprehensive income (loss)	19,049	24,281	(44,990)	(262)	(56,000)	(40,576)	17,932
Ending balance	(94,918)	5,810	(94,918)	5,810	(49,928)	6,072	46,648
Currency Translation Adjustment
Changes in accumulated other comprehensive income by component
Beginning balance, gross					(43,060)	14,762	58,920	(106,128)	(10,285)
Beginning balance, net of tax	(106,128)	(10,285)	(43,060)	14,762	14,762	58,920
Other comprehensive income before reclassifications	18,471	23,409	(44,597)	(1,638)	(57,822)	(44,158)
Total other comprehensive income (loss)	18,471	23,409	(44,597)	(1,638)	(57,822)	(44,158)
Ending balance	(87,657)	13,124	(87,657)	13,124	(43,060)	14,762	58,920
Pension Liability
Changes in accumulated other comprehensive income by component
Beginning balance, gross					(6,425)	(5,891)	(8,834)	(6,261)	(5,751)
Tax asset (liability)					2,341	2,149	3,286	2,286	2,099
Beginning balance, net of tax	(3,975)	(3,652)	(4,084)	(3,742)	(3,742)	(5,548)
Other comprehensive income before reclassifications	(81)		(100)		(1,030)
Amounts reclassified from accumulated other comprehensive income	183	108	366	248	496	2,943
Tax effects	(38)	(41)	(93)	(91)	192	(1,137)
Total other comprehensive income (loss)	64	67	173	157	(342)	1,806
Ending balance	(3,911)	(3,585)	(3,911)	(3,585)	(4,084)	(3,742)	(5,548)
Unrealized Gains on Retained Interests
Changes in accumulated other comprehensive income by component
Beginning balance, gross						388	3,012
Tax asset (liability)						(144)	(1,136)
Beginning balance, net of tax				244	244	1,876
Amounts reclassified from accumulated other comprehensive income				(388)	(388)	(2,624)
Tax effects				144	144	992
Total other comprehensive income (loss)				(244)	(244)	(1,632)
Ending balance						244	1,876
Unrealized losses on derivatives
Changes in accumulated other comprehensive income by component
Beginning balance, gross					(4,099)	(7,855)	(13,219)	(5,438)	(6,811)
Tax asset (liability)					1,315	2,663	4,619	$ 1,574	$ 2,277
Beginning balance, net of tax	(3,864)	(4,534)	(2,784)	(5,192)	(5,192)	(8,600)
Other comprehensive income before reclassifications	276	(222)	(2,518)	(529)	(747)	(774)
Amounts reclassified from accumulated other comprehensive income	469	1,503	1,924	2,854	4,502	6,138
Tax effects	(231)	(476)	28	(862)	(1,347)	(1,956)
Total other comprehensive income (loss)	514	805	(566)	1,463	2,408	3,408
Ending balance	$ (3,350)	$ (3,729)	$ (3,350)	$ (3,729)	$ (2,784)	$ (5,192)	$ (8,600)